Unaudited Condensed Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY
Unaudited Condensed Consolidated Balance Sheets
Accounts receivable, allowance for doubtful accounts	$ 3,860	23,691		20,322
Non-current accounts receivable, allowance for doubtful accounts	$ 7,869	48,300		42,703
Ordinary shares, par value per share	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	250,000,000	250,000,000	250,000,000	250,000,000
Ordinary shares, shares issued	73,140,147	73,140,147	73,140,147	73,140,147
Ordinary shares, shares outstanding	73,003,248	73,003,248	73,003,248	73,003,248
Treasury stock, shares	136,899	136,899	136,899	136,899